Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - Significant unobservable inputs (Level 3) [member] - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Financial assets [abstract]
Beginning balance, financial assets		£ 13,842
Ending balance, financial assets		13,114
Financial liabilities [abstract]
Beginning balance, financial liabilities		(5,007)
Ending balance, financial liabilities		(5,089)
Net assets (liabilities) [abstract]
Ending balance, Assets (liabilities) net				£ 7,072
Recurring fair value measurement [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		8,835		9,470
Purchases, fair value measurement, assets (liabilities) net		3,685		5,094
Sales, fair value measurement, assets (liabilities) net		(4,047)		(7,182)
Issues, fair value measurement, assets (liabilities) net		(16)		(4)
Settlements, fair value measurement, assets (liabilities) net		(165)		15
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		16		(388)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(829)		21
Ending balance, Assets (liabilities) net		8,025		7,072
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		367		(119)
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		179		165
Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		472	[1]	137	[2]
Purchases, fair value measurement, assets (liabilities) net		(188)	[1]	24	[2]
Sales, fair value measurement, assets (liabilities) net		(1)	[1]	(428)	[2]
Issues, fair value measurement, assets (liabilities) net		0	[1]	0	[2]
Settlements, fair value measurement, assets (liabilities) net		84	[1]	285	[2]
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(172)	[1]	(301)	[2]
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		457	[1]	213	[2]
Ending balance, Assets (liabilities) net		902	[1]	(227)	[2]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		250	[1]	(157)	[2]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	[1]	0	[2]
Recurring fair value measurement [member] | Investment property [member]
Financial assets [abstract]
Beginning balance, financial assets		9		116
Purchases, fair value measurement, assets		0		0
Sales, fair value measurement, assets		0		(104)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(5)
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance, financial assets		8		11
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(1)		4
Issued debt [member]
Financial assets [abstract]
Beginning balance, financial assets		0
Ending balance, financial assets		0
Financial liabilities [abstract]
Beginning balance, financial liabilities		(251)
Ending balance, financial liabilities		(263)
Trading portfolio liabilities [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(3)		(4)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		2
Issues, fair value measurement, liabilities		0		0
Settlements, fair value measurement, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(5)		2
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
Ending balance, financial liabilities		(6)		0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		2		0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(261)		(480)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		218
Issues, fair value measurement, liabilities		(16)		(4)
Settlements, fair value measurement, liabilities		2		6
Transfers into Level 3 of fair value hierarchy, liabilities		(14)		(219)
Transfers out of Level 3 of fair value hierarchy, liabilities		1		125
Ending balance, financial liabilities		(284)		(337)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		5		19
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(1)		(2)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(251)		(214)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		0
Issues, fair value measurement, liabilities		(16)		(4)
Settlements, fair value measurement, liabilities		1		4
Transfers into Level 3 of fair value hierarchy, liabilities		(3)		(219)
Transfers out of Level 3 of fair value hierarchy, liabilities		1		125
Ending balance, financial liabilities		(263)		(289)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		5		19
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Asset-backed loans [member]
Financial assets [abstract]
Beginning balance, financial assets		688
Ending balance, financial assets		669
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Interest rate derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		2,478
Ending balance, financial assets		2,320
Financial liabilities [abstract]
Beginning balance, financial liabilities		(2,456)
Ending balance, financial liabilities		(2,071)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		22		(150)
Purchases, fair value measurement, assets (liabilities) net		(3)		0
Sales, fair value measurement, assets (liabilities) net		0		0
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		76		96
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(107)		(343)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		145		58
Ending balance, Assets (liabilities) net		249		(385)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		116		(46)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Foreign exchange derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		192
Ending balance, financial assets		209
Financial liabilities [abstract]
Beginning balance, financial liabilities		(185)
Ending balance, financial liabilities		(289)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		7		37
Purchases, fair value measurement, assets (liabilities) net		0		0
Sales, fair value measurement, assets (liabilities) net		0		0
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		(12)		(17)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(51)		8
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		17		(18)
Ending balance, Assets (liabilities) net		(80)		(20)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(41)		(30)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Credit derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		1,381
Ending balance, financial assets		1,448
Financial liabilities [abstract]
Beginning balance, financial liabilities		(331)
Ending balance, financial liabilities		(369)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		1,050		1,146
Purchases, fair value measurement, assets (liabilities) net		(63)		2
Sales, fair value measurement, assets (liabilities) net		4		3
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		(3)		(15)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		2		1
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		3		(2)
Ending balance, Assets (liabilities) net		1,079		925
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		86		(210)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Equity derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		1,136
Ending balance, financial assets		1,711
Financial liabilities [abstract]
Beginning balance, financial liabilities		(1,743)
Ending balance, financial liabilities		(2,057)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		(607)		(896)
Purchases, fair value measurement, assets (liabilities) net		(122)		22
Sales, fair value measurement, assets (liabilities) net		(5)		(431)
Issues, fair value measurement, assets (liabilities) net		0		0
Settlements, fair value measurement, assets (liabilities) net		23		221
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(16)		33
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		292		175
Ending balance, Assets (liabilities) net		(346)		(747)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		89		129
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Commodity derivatives [member]
Financial assets [abstract]
Beginning balance, financial assets		28
Ending balance, financial assets		13
Financial liabilities [abstract]
Beginning balance, financial liabilities		(28)
Ending balance, financial liabilities		(13)
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Beginning balance, Assets (liabilities) net		0
Purchases, fair value measurement, assets (liabilities) net		0
Sales, fair value measurement, assets (liabilities) net		0
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0
Ending balance, Assets (liabilities) net		0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0
Government and government sponsored debt [member]
Financial assets [abstract]
Beginning balance, financial assets		14
Ending balance, financial assets		2
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Corporate debt [member]
Financial assets [abstract]
Beginning balance, financial assets		456
Ending balance, financial assets		616
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		(6)
Non-asset backed loans [member]
Financial assets [abstract]
Beginning balance, financial assets		4,452
Ending balance, financial assets		4,071
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Equity cash products [member]
Financial assets [abstract]
Beginning balance, financial assets		698
Ending balance, financial assets		357
Financial liabilities [abstract]
Beginning balance, financial liabilities		(3)
Ending balance, financial liabilities		0
Private equity investments [member]
Financial assets [abstract]
Beginning balance, financial assets		190
Ending balance, financial assets		185
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0
Other [member]
Financial assets [abstract]
Beginning balance, financial assets		1,361
Ending balance, financial assets	[3]	1,500
Financial liabilities [abstract]
Beginning balance, financial liabilities		0
Ending balance, financial liabilities	[3]	0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities				(16)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				16
Settlements, fair value measurement, liabilities				2
Transfers into Level 3 of fair value hierarchy, liabilities				0
Transfers out of Level 3 of fair value hierarchy, liabilities				0
Ending balance, financial liabilities				0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities				0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities				(2)
Certificates of deposit, commercial paper and other money market instruments [member]
Financial assets [abstract]
Beginning balance, financial assets		0
Ending balance, financial assets		0
Financial liabilities [abstract]
Beginning balance, financial liabilities		(10)
Ending balance, financial liabilities		(21)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Beginning balance, financial liabilities		(10)		(250)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		202
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		1		0
Transfers into Level 3 of fair value hierarchy, liabilities		(11)		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
Ending balance, financial liabilities		(21)		(48)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(1)		0
Trading portfolio assets [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		3,613		1,977
Purchases, fair value measurement, assets		1,436		2,389
Sales, fair value measurement, assets		(1,424)		(366)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(51)		(33)
Transfers into Level 3 of fair value hierarchy, assets		183		130
Transfers out of Level 3 of fair value hierarchy, assets		(228)		(267)
Ending balance, financial assets		3,548		3,841
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		19		11
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		664		627
Purchases, fair value measurement, assets		81		100
Sales, fair value measurement, assets		(127)		(99)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		16		5
Transfers out of Level 3 of fair value hierarchy, assets		(29)		(30)
Ending balance, financial assets		610		592
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		5		(11)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		14		49
Purchases, fair value measurement, assets		2		11
Sales, fair value measurement, assets		0		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(14)		(35)
Ending balance, financial assets		2		25
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		388		871
Purchases, fair value measurement, assets		70		35
Sales, fair value measurement, assets		(24)		(17)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(31)		(23)
Transfers into Level 3 of fair value hierarchy, assets		32		15
Transfers out of Level 3 of fair value hierarchy, assets		(74)		(6)
Ending balance, financial assets		375		881
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		14		6
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		2,263		166
Purchases, fair value measurement, assets		1,235		2,239
Sales, fair value measurement, assets		(1,260)		(239)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(19)		0
Transfers into Level 3 of fair value hierarchy, assets		19		11
Transfers out of Level 3 of fair value hierarchy, assets		(90)		(6)
Ending balance, financial assets		2,160		2,173
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		12		2
Trading portfolio assets [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		136		68
Purchases, fair value measurement, assets		48		0
Sales, fair value measurement, assets		(13)		(7)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		116		75
Transfers out of Level 3 of fair value hierarchy, assets		(20)		(52)
Ending balance, financial assets		265		119
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(2)		35
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		148		196
Purchases, fair value measurement, assets		0		4
Sales, fair value measurement, assets		0		(4)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(1)		(10)
Transfers into Level 3 of fair value hierarchy, assets		0		24
Transfers out of Level 3 of fair value hierarchy, assets		(1)		(138)
Ending balance, financial assets		136		51
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(10)		(21)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		4,650		7,519
Purchases, fair value measurement, assets		2,349		2,681
Sales, fair value measurement, assets		(2,622)		(6,436)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(145)		(238)
Transfers into Level 3 of fair value hierarchy, assets		24		0
Transfers out of Level 3 of fair value hierarchy, assets		(841)		(18)
Ending balance, financial assets		3,687		3,679
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		91		8
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		181		163
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		1,836		6,073
Purchases, fair value measurement, assets		2		16
Sales, fair value measurement, assets		0		(4,432)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(132)		(238)
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(1)		(4)
Ending balance, financial assets		1,775		1,419
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		70		4
Financial assets at fair value through income statement [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		559		8
Purchases, fair value measurement, assets		9		11
Sales, fair value measurement, assets		0		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(10)		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance, financial assets		740		19
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		4		0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		178		0
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		191		688
Purchases, fair value measurement, assets		4		295
Sales, fair value measurement, assets		(3)		(37)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(1)		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		(14)
Ending balance, financial assets		185		985
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(6)		53
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		2,064		750
Purchases, fair value measurement, assets		2,334		2,359
Sales, fair value measurement, assets		(2,619)		(1,967)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(2)		0
Transfers into Level 3 of fair value hierarchy, assets		24		0
Transfers out of Level 3 of fair value hierarchy, assets		(840)		0
Ending balance, financial assets		987		1,256
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		17		4
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		9		110
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		355		205
Purchases, fair value measurement, assets		88		0
Sales, fair value measurement, assets		0		(68)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(55)		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(218)		(32)
Ending balance, financial assets		170		105
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		0
Purchases, fair value measurement, assets		40
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		40
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		353
Purchases, fair value measurement, assets		48
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(55)
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(218)
Ending balance, financial assets		128
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Non-asset backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets		2		36
Purchases, fair value measurement, assets		0		0
Sales, fair value measurement, assets		0		(17)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		(18)
Ending balance, financial assets		2		1
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		£ 0		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				129
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				(12)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				(14)
Ending balance, financial assets				103
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Beginning balance, financial assets				40
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				(39)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				1
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets				£ 0

[1]	Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £ 5,701 m and derivative financial liabilities were £ 4,799 m.
[2]	Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £ 5,066 m and derivative financial liabilities were £ 5,293 m.
[3]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property